Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision (benefit) for Federal and state and local income taxes in the consolidated statements of operations consists of the following:

	Year Ended December 31,
	2013	2012
Current:
Federal	$(110,000)	$109,000
State and local	(33,000)	53,000
Total current	(143,000)	162,000

Deferred:
Federal	(1,173,000)	(754,000)
State and local	(86,000)	(174,000)
Total deferred	(1,259,000)	(928,000)
Total provision (benefit)	$(1,402,000)	$(766,000)

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The reconciliation of income tax computed at the Federal and state statutory rate to the Company’s income before taxes are as follows:

	Year Ended December 31,
	2013	2012
U.S. statutory federal rate	34.0%	34.0%
State and local, net of federal tax	(66.4)%	6.3%
Gain on reduction of contingent obligation	(1,251.5)%	(72.5)%
Excess compensation deduction	112.5%	-%
Deferred tax adjustment	96.5%	6.7%
Other permanent differences	(2.8)%	3.6%
Income tax provision (benefit)	(1,077.7)%	(21.9)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of net deferred tax liabilities of the Company consist of the following:

	December 31, 2013	December 31, 2012
Deferred tax assets
Federal state and local net operating loss carryforwards	$70,000	$-
Property and equipment	117,000	34,000
Stock-based compensation	2,738,000	1,439,000
Accrued compensation and other accrued expenses	280,000	91,000
Allowance for doubtful accounts	16,000	10,000
Royalty advances	156,000	222,000
Other	18,000	-
Total deferred tax assets	$3,395,000	$1,796,000

Deferred tax liabilities
Basis difference arising from discounted note payable	(339,000)	(602,000)
Basis difference arising from intangible assets of acquisition	(11,974,000)	(11,371,000)
Total deferred tax liabilities	(12,313,000)	(11,973,000)
Net deferred tax liabilities	$(8,918,000)	$(10,177,000)

	December 31, 2013	December 31, 2012
Net current deferred tax asset	$49,000	$101,000
Net non-current deferred tax liabilities	(8,967,000)	(10,278,000)
Net deferred tax liabilities	$(8,918,000)	$(10,177,000)